Short-Term Debt (Tables)	3 Months Ended
Mar. 31, 2026
Short-Term Debt [Abstract]
Schedule of line of credit facilities
Presented in the tables below are the aggregate credit facility commitment, commercial paper limit and letter of credit availability under the revolving credit facility, as well as the available capacity for each:

	As of March 31, 2026
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,367)	(84)	(1,451)

Remaining availability as of March 31, 2026	$1,233	$66	$1,299

(a)	Total remaining availability of $1.3 billion as of March 31, 2026, was accessible through revolver draws.

	As of December 31, 2025
	Commercial Paper Limit	Letters of Credit	Total (a)
Total availability	$2,600	$150	$2,750
Outstanding debt	(1,590)	(84)	(1,674)

Remaining availability as of December 31, 2025	$1,010	$66	$1,076

(a)	Total remaining availability of $1.1 billion as of December 31, 2025, was accessible through revolver draws.
Presented in the table below is the Company’s total available liquidity as of March 31, 2026, and December 31, 2025, respectively:

	Cash and Cash Equivalents	Availability on Revolving Credit Facility	Total Available Liquidity
Available liquidity as of March 31, 2026	$137	$1,299	$1,436
Available liquidity as of December 31, 2025	$98	$1,076	$1,174